26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity And Remuneration To Shareholders
Adjustments to actuarial liabilities - Employee benefits	R$ (340)	R$ (343)	R$ (257)
Subsidiary and jointly-controlled entity
Adjustments to actuarial liabilities - Employee benefits	(2,660)	(2,650)	(1,681)
Deemed cost of PP&E	569	586	611
Total	(2,091)	(2,064)	(1,070)
Equity valuation adjustments	R$ (2,431)	R$ (2,407)	R$ (1,327)